Significant Accounting Policies - Cash (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Cash and Cash Equivalents:
Cash and cash equivalents	$ 66,895	$ 73,717	$ 72,253	$ 57,730
Restricted Cash:
Proportion of quarterly principal installments equal to the monthly deposit amount required for retention	0.3333
Proportion of semi-annual interest installments equal to the monthly deposit amount required for retention	0.1667